AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 99.2%
Common Stocks
Agricultural Products — 1.2%
Darling Ingredients, Inc.*	72,397	$3,779,123
Coal & Consumable Fuels — 2.9%
Cameco Corp. (Canada)	224,061	8,881,778
Construction & Engineering — 0.4%
Quanta Services, Inc.	6,729	1,258,794
Construction Materials — 0.4%
Vulcan Materials Co.	6,683	1,350,100
Copper — 6.9%
ERO Copper Corp. (Brazil)*	178,511	3,078,025
First Quantum Minerals Ltd. (Zambia)	367,831	8,690,371
Freeport-McMoRan, Inc.	155,772	5,808,738
Southern Copper Corp. (Mexico)	49,168	3,701,859
		21,278,993
Diversified Metals & Mining — 5.3%
BHP Group Ltd. (Australia)	153,562	4,313,684
Glencore PLC (Australia)	380,021	2,164,034
IGO Ltd. (Australia)	139,797	1,121,875
Ivanhoe Electric, Inc./US*	185,274	2,204,761
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	199,827	1,712,488
Rio Tinto Ltd. (Australia)	27,950	2,015,974
Teck Resources Ltd. (Canada)(Class B Stock)	68,472	2,950,459
		16,483,275
Electric Utilities — 2.2%
FirstEnergy Corp.	33,546	1,146,602
NextEra Energy, Inc.	49,179	2,817,465
PG&E Corp.*	69,775	1,125,471
Southern Co. (The)	27,251	1,763,685
		6,853,223
Electrical Components & Equipment — 1.4%
Hubbell, Inc.	5,586	1,750,708
Schneider Electric SE	8,172	1,346,682
Shoals Technologies Group, Inc. (Class A Stock)*	60,210	1,098,833
		4,196,223
Fertilizers & Agricultural Chemicals — 2.3%
CF Industries Holdings, Inc.	42,296	3,626,459
Nutrien Ltd. (Canada)	57,476	3,549,718
		7,176,177
Forest Products — 0.8%
Louisiana-Pacific Corp.	5,806	320,898
West Fraser Timber Co. Ltd. (Canada)	30,055	2,182,016
		2,502,914
Gold — 4.9%
Agnico Eagle Mines Ltd. (Canada)(a)	61,421	2,791,584
Alamos Gold, Inc. (Canada) (Class A Stock)	179,600	2,027,684
Franco-Nevada Corp. (Canada)	24,953	3,331,292
	Shares	Value
Common Stocks (continued)
Gold (cont’d.)
Newcrest Mining Ltd. (Australia)	91,087	$1,435,215
Newmont Corp.(a)	68,384	2,526,789
Northern Star Resources Ltd. (Australia)	347,140	2,305,097
Wesdome Gold Mines Ltd. (Canada)*	141,806	740,221
		15,157,882
Industrial Gases — 2.1%
Linde PLC	17,435	6,491,922
Industrial Machinery — 0.6%
Sandvik AB (Sweden)	93,267	1,716,146
Integrated Oil & Gas — 22.5%
BP PLC (United Kingdom), ADR	241,646	9,356,533
Chevron Corp.	47,769	8,054,809
Equinor ASA (Norway)(a)	174,874	5,730,979
Exxon Mobil Corp.	100,905	11,864,410
Galp Energia SGPS SA (Portugal)	258,065	3,822,490
OMV AG (Austria)	66,847	3,192,919
Shell PLC (Netherlands)	296,395	9,394,009
Suncor Energy, Inc. (Canada)	173,782	5,976,335
TotalEnergies SE (France)	182,813	12,019,838
		69,412,322
Metal & Glass Containers — 0.4%
Ball Corp.	26,767	1,332,461
Multi-Utilities — 0.6%
Ameren Corp.	12,209	913,600
Dominion Energy, Inc.	21,745	971,349
		1,884,949
Oil & Gas Drilling — 1.5%
Noble Corp. PLC	59,053	2,991,034
Seadrill Ltd. (Norway)*	38,400	1,719,936
		4,710,970
Oil & Gas Equipment & Services — 9.5%
Baker Hughes Co.	97,426	3,441,086
Cactus, Inc. (Class A Stock)	26,464	1,328,757
ChampionX Corp.	67,067	2,388,927
Expro Group Holdings NV*	61,800	1,435,614
Halliburton Co.	109,887	4,450,424
Schlumberger NV	149,042	8,689,149
TechnipFMC PLC (United Kingdom)	289,470	5,887,820
Tenaris SA, ADR	60,424	1,909,398
		29,531,175
Oil & Gas Exploration & Production — 24.1%
Canadian Natural Resources Ltd. (Canada)	73,039	4,723,538
Chesapeake Energy Corp.(a)	49,041	4,228,805
ConocoPhillips	97,069	11,628,866
Devon Energy Corp.	17,548	837,040
Diamondback Energy, Inc.	47,954	7,427,116
EOG Resources, Inc.	54,616	6,923,124
EQT Corp.(a)	144,840	5,877,607
Hess Corp.	63,540	9,721,620
A1

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil & Gas Exploration & Production (cont’d.)
Kosmos Energy Ltd. (Ghana)*	445,007	$3,640,157
Magnolia Oil & Gas Corp. (Class A Stock)	52,603	1,205,135
Pioneer Natural Resources Co.	22,365	5,133,886
Range Resources Corp.	198,700	6,439,867
Southwestern Energy Co.*	443,300	2,859,285
Tourmaline Oil Corp. (Canada)	26,759	1,346,569
Whitecap Resources, Inc. (Canada)	302,192	2,551,918
		74,544,533
Oil & Gas Refining & Marketing — 2.3%
Marathon Petroleum Corp.	24,585	3,720,694
Valero Energy Corp.	24,293	3,442,561
		7,163,255
Oil & Gas Storage & Transportation — 1.8%
Equitrans Midstream Corp.	165,168	1,547,624
Williams Cos., Inc. (The)	120,329	4,053,884
		5,601,508
Packaged Foods & Meats — 0.6%
Minerva SA (Brazil)	1,114,200	1,795,470
Paper Packaging — 0.7%
Packaging Corp. of America	13,838	2,124,825
Paper Products — 0.8%
Suzano SA (Brazil)	229,097	2,464,825
Railroads — 0.5%
Norfolk Southern Corp.	7,352	1,447,829
Specialized REITs — 0.1%
PotlatchDeltic Corp.(a)	4,816	218,598
Rayonier, Inc.(a)	3,678	104,676
		323,274
Specialty Chemicals — 1.7%
Akzo Nobel NV (Netherlands)	14,954	1,078,161
Covestro AG (Germany), 144A*	31,100	1,672,401
RPM International, Inc.	12,892	1,222,290
Sherwin-Williams Co. (The)	4,799	1,223,985
		5,196,837
Steel — 0.7%
Reliance Steel & Aluminum Co.	2,816	738,439
Warrior Met Coal, Inc.	26,085	1,332,422
		2,070,861

Total Long-Term Investments (cost $286,643,236)		306,731,644
	Shares	Value

Short-Term Investments — 7.2%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	772,175	$772,175
PGIM Institutional Money Market Fund (cost $21,403,551; includes $21,273,184 of cash collateral for securities on loan)(b)(wb)	21,414,782	21,401,933

Total Short-Term Investments (cost $22,175,726)		22,174,108

TOTAL INVESTMENTS—106.4% (cost $308,818,962)		328,905,752

Liabilities in excess of other assets — (6.4)%		(19,813,150)

Net Assets — 100.0%		$309,092,602

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,655,762; cash collateral of $21,273,184 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2